Preferred shares (Tables)	12 Months Ended
Dec. 31, 2018
Preferred Shares [Abstract]
Schedule of preferred shares activities
	Pre-IPO China Best Preferred Shares		Pre-IPO Series A Preferred Shares		Pre-IPO Series B-1 Preferred Shares		Pre-IPO Series B-2 Preferred Shares		Pre-IPO Series C-1 Preferred Shares		Pre-IPO Series C-2 Preferred Shares		Pre-IPO Series C+ Preferred Shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2016	5,660,000	1,695	19,798,750	5,109	12,428,343	8,671	22,742,215	35,125	3,427,812	14,352	33,408,715	144,631	-	-

Accretions to pre-IPO preferred shares redemption value	-	126	-	467	-	376	-	3,330	-	1,066	-	11,540	-	-

Balance as of December 31, 2016	5,660,000	1,821	19,798,750	5,576	12,428,343	9,047	22,742,215	38,455	3,427,812	15,418	33,408,715	156,171	-	-

Issuance of pre-IPO preferred shares	-	-	-	-	-	-	-	-	-	-	-	-	18,855,298	88,640
Accretions to pre-IPO preferred shares redemption value	-	126	-	472	-	382	-	3,376	-	1,080	-	11,698	-	3,811

Balance as of December 31, 2017	5,660,000	1,947	19,798,750	6,048	12,428,343	9,429	22,742,215	41,831	3,427,812	16,498	33,408,715	167,869	18,855,298	92,451

Issuance of pre-IPO preferred shares	-	-	-	-	-	-	-	-	-	-	483,702	7,093	-	-
Accretions to pre-IPO preferred shares redemption value	-	68	-	409	-	330	-	2,922	-	935	-	10,123	-	6,069
Redesignation of pre-IPO preferred shares into Class A ordinary shares	(5,660,000)	(2,015)	(19,798,750)	(6,457)	(12,428,343)	(9,759)	(22,742,215)	(44,753)	(3,427,812)	(17,433)	(33,892,417)	(185,085)	(18,855,298)	(98,520)

Balance as of December 31, 2018	-	-	-	-	-	-	-	-	-	-	-	-	-	-

	Pre-IPO Series C-4 Preferred Shares		Pre-IPO Series D-1 Preferred Shares		Pre-IPO Series D-2 Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Total number of shares	Total amount
		RMB		RMB		RMB		RMB
Balance as of January 1, 2016	-	-	-	-	-	-	97,465,835	209,583

Accretions to pre-IPO preferred shares redemption value	-	-	-	-	-	-	-	16,905

Balance as of December 31, 2016	-	-	-	-	-	-	97,465,835	226,488

Issuance of pre-IPO preferred shares	-	-	-	-	-	-	18,855,298	88,640
Accretions to pre-IPO preferred shares redemption value	-	-	-	-	-	-	-	20,945

Balance as of December 31, 2017	-	-	-	-	-	-	116,321,133	336,073

Issuance of pre-IPO preferred shares	7,569,628	42,826	10,046,551	150,811	21,579,948	358,567	39,679,829	559,297
Accretions to pre-IPO preferred shares redemption value	-	1,808	-	7,009	-	5,393	-	35,066
Redesignation of pre-IPO preferred shares into Class A ordinary shares	(7,569,628)	(44,634)	(10,046,551)	(157,820)	(21,579,948)	(363,960)	(156,000,962)	(930,436)

Balance as of December 31, 2018	-	-	-	-	-	-	-	-